UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒                               Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period July 23, 2014 to December 31, 2014

Date of Report (Date of earliest event reported):

January 15, 2015

TCF AUTO RECEIVABLES, LLC(1)

(Exact name of securitizer as specified in its charter)

Not yet available	0001640970
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Steven Shogren, (952) 745-2725

Name and telephone number, including area code,

of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

(1)  TCF Auto Receivables, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities outstanding during the reporting period for which it is acting as depositor.

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not applicable.

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The reporting entity has nothing to report for the annual reporting period ended December 31, 2014.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

TCF AUTO RECEIVABLES, LLC
(Securitizer)

	By:	/s/ Michael S. Jones
Name: Michael S. Jones
Title: Vice President

Date: May 12, 2015